Going Concern and Management's Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Going Concern And Management's Plans (Textual)
Cash	$ 8,440,573	$ 10,471,296
Restricted cash	3,650,000
Working capital	9,000,000
Net loss	(16,738,729)	(31,019,725)
Cash used in operations	(10,063,673)	$ (14,611,553)
Convertible debt obligations	14,000,000
Related accrued interest	$ 2,100,000